Lord Abbett Micro Cap Growth Fund

Supplement dated July 24, 2013 to the

Summary Prospectus dated March 1, 2013

The following replaces the subsection titled “Management – Portfolio Managers” on page 6 of the summary prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
F. Thomas O’Halloran, Partner and Director	2006
Anthony W. Hipple, Portfolio Manager	2006
Arthur K. Weise, Partner and Portfolio Manager	2007

Please retain this document for your future reference.